DEBT (Tables)	12 Months Ended
Dec. 31, 2016
Debt Disclosure [Abstract]
Schedule of debt and capital leases

Debt consisted of the following:

	December 31,
	2016	2015
	(In thousands)
Summit Holdings variable rate senior secured Revolving Credit Facility (3.27% at December 31, 2016 and 2.93% at December 31, 2015) due November 2018	$648,000	$344,000
Summit Holdings 5.5% senior unsecured notes due August 2022	300,000	300,000
Less unamortized debt issuance costs (1)	(3,516)	(4,139)
Summit Holdings 7.5% senior unsecured notes due July 2021	300,000	300,000
Less unamortized debt issuance costs (1)	(4,183)	(5,091)
SMP Holdings variable rate senior secured revolving credit facility (2.43% at December 31, 2015) (2)	—	115,000
SMP Holdings variable rate senior secured term loan (2.43% at December 31, 2015) (2)	—	217,500
Total long-term debt	$1,240,301	$1,267,270

(1)  Issuance costs are being amortized over the life of the notes.

(2)  Debt was allocated to the 2016 Drop Down Assets prior to the closing of the 2016 Drop Down but was retained by Summit Investments after close.

Schedule of maturities of long-term debt

The aggregate amount of debt maturing during each of the years after December 31, 2016 are as follow (in thousands):

2017	$—
2018	648,000
2019	—
2020	—
2021	300,000
Thereafter	300,000
Total long-term debt	$1,248,000